PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
PERSONNEL EXPENSES	PENSION PLAN

As at December 31
($ millions)	2020	2019
Registered defined benefit net obligation	26	19
Supplemental defined benefit net obligation	18	16
Net employee benefit obligations	44	35
Pembina maintains defined contribution plans and non-contributory defined benefit pension plans covering its employees. Pembina contributes five to 10 percent of an employee's earnings to the defined contribution plan until the employee's age plus years of service equals 50, at which time they become eligible for the defined benefit plans. Pembina recognized $12 million in expense for the defined contribution plan during the year (2019: $11 million). The defined benefit plans include a funded registered plan for all eligible employees and an unfunded supplemental retirement plan for those employees affected by the Canada Revenue Agency maximum pension limits. The defined benefit plans are administered by separate pension funds that are legally separated from Pembina. Benefits under the plans are based on the length of service and the annual average best three years of earnings during the last 10 years of service of the employee. Benefits paid out of the plans are not indexed. Pembina measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial funding valuation was at December 31, 2019. The defined benefit plans expose Pembina to actuarial risks such as longevity risk, interest rate risk, and market (investment) risk.
Effective January 1, 2021, Pembina revised the eligibility requirements for the defined benefit plan. Employees with an age plus years of service of 40 at January 1, 2021 will remain eligible for the defined benefit plan, when their age plus years of service reaches 50. All other employees will remain in the defined contribution plan.
Defined Benefit Obligations

As at December 31 ($ millions)	2020		2019
	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	18	—	16
Present value of funded obligations	278	—	250	—
Total present value of obligations	278	18	250	16
Fair value of plan assets	252	—	231	—
Recognized liability for defined benefit obligations	(26)	(18)	(19)	(16)
Pembina funds the defined benefit obligation plans in accordance with government regulations by contributing to trust funds administered by an independent trustee. The funds are invested primarily in equities and bonds. Defined benefit plan contributions totaled $23 million for the year ended December 31, 2020 (2019: $20 million).
Pembina has determined that, in accordance with the terms and conditions of the defined benefit plans, and in accordance with statutory requirements of the plans, the present value of refunds or reductions in future contributions is not lower than the balance of the total fair value of the plan assets less the total present value of obligations. As such, no decrease in the defined benefit asset is necessary at December 31, 2020 (December 31, 2019: nil).
Registered Defined Benefit Pension Plan Assets Comprise

As at December 31
(Percent)	2020	2019
Equity securities	63	62
Debt	37	38
	100	100
Movement in the Present Value of the Defined Benefit Pension Obligation

	2020		2019
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	250	16	212	12
Benefits paid by the plan	(28)	(2)	(12)	—
Current service costs	18	1	15	1
Interest expense	8	1	8	—
Actuarial losses in other comprehensive income	30	2	27	3
Defined benefit obligations at December 31	278	18	250	16
Movement in the Present Value of Registered Defined Benefit Pension Plan Assets

($ millions)	2020	2019
Fair value of plan assets at January 1	231	193
Contributions paid into the plan	23	20
Benefits paid by the plan	(28)	(12)
Return on plan assets	18	22
Interest income	8	8
Fair value of registered plan assets at December 31	252	231
Expense Recognition in Earnings (Loss)

For the years ended December 31
($ millions)	2020	2019
Registered Plan
Current service costs	19	15
Interest on obligation	9	8
Interest on plan assets	(8)	(8)
	20	15
The expense is recognized in the following line items in the consolidated statement of comprehensive income:

For the years ended December 31
($ millions)	2020	2019
Registered Plan
Operating expenses	10	7
General and administrative expense	10	8
	20	15
Expense recognized for the Supplemental Plan was less than $2 million for each of the years ended December 31, 2020 and 2019.
Actuarial Gains and Losses Recognized in Other Comprehensive Income (Loss)

	2020			2019
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	(33)	(2)	(35)	(28)	(1)	(29)
Remeasurements:
Financial assumptions	(13)	(1)	(14)	(21)	(1)	(22)
Experience adjustments	(10)	(1)	(11)	—	—	—
Return on plan assets excluding interest income	15	—	15	16	—	16
Recognized loss during the period after tax	(8)	(2)	(10)	(5)	(1)	(6)
Balance at December 31	(41)	(4)	(45)	(33)	(2)	(35)
Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2020	2019
Discount rate	2.6	3.1
Future pension earning increases	4.0	4.0
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2020	2019
Longevity at age 65 for current pensioners
Males	21.9	21.8
Females	24.3	24.2
Longevity at age 65 for current member aged 45
Males	22.9	22.8
Females	25.2	25.1
The calculation of the defined benefit obligation is sensitive to the discount rate, compensation increases, retirements and termination rates as set out above. A change in the estimated discount rate of 2.6 percent by 100 basis points at December 31, 2020 is considered reasonably possible in the next financial year. An increase by 100 basis points would result in a $40 million addition to the obligation whereas, a decrease would lead to a $51 million reduction to the obligation.
Pembina expects to contribute $23 million to the defined benefit plans in 2021.